Schedule of Investments
(unaudited)
April 30, 2025
1
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
(Formerly, iShares
®
ESG Aware Conservative Allocation ETF)
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 20.5%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,967 $ 1,570,044
iShares ESG Aware MSCI USA Small-Cap
ETF
(b)
.......................... 3,933 147,251
1,717,295
Domestic Fixed Income — 69.5%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 122,671 5,820,739
International Equity — 9.9%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,700 567,356
iShares ESG Aware MSCI EM ETF ........ 7,305 256,844
824,200
Total Long-Term Investments — 99.9%
(Cost: $ 9,055,590 ) ................................. 8,362,234
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .2%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(d)
................... 7,195 $ 7,198
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 7,186 7,186
Total Short-Term Securities — 0 .2%
(Cost: $ 14,383 ) .................................. 14,384
Total Investments — 100 .1%
(Cost: $ 9,069,973 ) ................................ 8,376,618
Liabilities in Excess of Other Assets — (0.1) % ............. (6,645)
Net Assets — 100.0% ............................... $ 8,369,973
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 7,735
(a)
$ — $ (538) $ 1 $ 7,198 7,195 $ 1,139
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,460 726
(a)
— — — 7,186 7,186 295 —
iShares ESG Aware MSCI
EAFE ETF ........... 561,797 51,988 (73,168) 490 26,249 567,356 6,700 7,089 —
iShares ESG Aware MSCI EM
ETF ................ 248,476 28,288 (29,298) (2,238) 11,616 256,844 7,305 4,188 —
iShares ESG Aware MSCI USA
ETF ................ 1,604,529 179,394 (218,854) 36,270 (31,295) 1,570,044 12,967 15,428 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 159,267 19,230 (15,771) 1,437 (16,912) 147,251 3,933 1,640 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,779,396 585,489 (530,702) (1,015) (12,429) 5,820,739 122,671 172,135 —
$ 34,406 $ (22,770) $ 8,376,618 $ 201,914 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
2
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
(Formerly, iShares
®
ESG Aware Conservative Allocation ETF)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,362,234 $ — $ — $ 8,362,234
Short-Term Securities
Money Market Funds ...................................... 14,384 — — 14,384
$ 8,376,618 $ — $ — $ 8,376,618
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International